Organization and Principal Activities (Details)								6 Months Ended
	Jan. 11, 2025	Jan. 31, 2024	Dec. 31, 2023	Jul. 27, 2023	Mar. 20, 2022	Dec. 12, 2016	Jan. 29, 2007	Apr. 30, 2025
Organization and Principal Activities [Line Items]
Incorporation date								Feb. 01, 2024
MaxsMaking HK [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	100.00%
Zhejiang Haodingduo Intelligent industry Group Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			1.00%	99.00%			100.00%	100.00%
Ververise HK [Member]
Organization and Principal Activities [Line Items]
Ownership percentage				1.00%
Shanghai Alliance [Member]
Organization and Principal Activities [Line Items]
Ownership percentage						90.00%
Haodingduo Shanghai [Member]
Organization and Principal Activities [Line Items]
Ownership percentage					95.00%
Zhejiang Haodingduo Intelligent Technology Group Co. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			99.00%
Zhejiang MaxsMaking [Member]
Organization and Principal Activities [Line Items]
Ownership percentage		99.00%